Property, Plant And Equipment (Schedule Of Net Book Value Of Property, Plant And Equipment) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,883	$ 4,702	$ 4,394
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,670	9,079
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,787	4,377
Cable And Telecommunications Distribution System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,420	3,364	3,112
Cable And Telecommunications Distribution System [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,876	6,506
Cable And Telecommunications Distribution System [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,456	3,142
Digital Cable Terminals And Modems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	368	386	408
Digital Cable Terminals And Modems [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	980	927
Digital Cable Terminals And Modems [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	612	541
Satelite Audio, Video And Data Network, And DTH Receiving Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	60	65	60
Satelite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	116	111
Satelite Audio, Video And Data Network, And DTH Receiving Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	56	46
Land And Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	375	403	428
Land And Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	640	641
Land And Buildings [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	265	238
Data Center Infrastructure, Data Processing And Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	199	269	285
Data Center Infrastructure, Data Processing And Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	597	679
Data Center Infrastructure, Data Processing And Other [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	398	410
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	461	215	$ 101
Assets Under Construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	461	215
Assets Under Construction [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 0